Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

ASSET BACKED SECURITY (0.0%)

	Other (0.0%)
145,000	SVC ABS, LLC Series 2023-1A, Class C*~ 6.700%, 02/20/53 (Cost $132,791)	$130,619

CORPORATE BONDS (31.3%)

	Airlines (0.3%)
34,668	Air Canada Pass Through Trust Series 2015-2, Class B*~ 5.000%, 06/15/25	34,412
180,907	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	175,172
95,564	Alaska Airlines Pass Through Trust Series 2020-1, Class B*~ 8.000%, 02/15/27	96,436
203,840	American Airlines Pass Through Trust Series 2021-1, Class B~ 3.950%, 01/11/32	179,862
132,000	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*~ 5.500%, 04/20/26	130,164
194,292	British Airways Pass Through Trust Series 2021-1, Class B*~ 3.900%, 03/15/33	174,375
187,745	JetBlue Pass Through Trust Series 2020-1, Class B~ 7.750%, 05/15/30	189,284
	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.*
130,000	8.000%, 09/20/25	131,704
114,000	8.000%, 09/20/25~	115,251

		1,226,660

	Communication Services (1.9%)
200,000	Altice France Holding, SA* 10.500%, 05/15/27	84,946
225,000	Altice France, SA*µ 5.500%, 10/15/29	160,002
225,000	APi Group DE, Inc.*µ 4.750%, 10/15/29	200,524
210,000	Arrow Bidco, LLC*µ 9.500%, 03/15/24	210,573
200,000	Ashtead Capital, Inc.*µ 2.450%, 08/12/31	158,472
	Audacy Capital Corp.*
231,000	6.750%, 03/31/29	5,047
91,000	6.500%, 05/01/27	2,189
136,000	Cincinnati Bell Telephone Company, LLC~ 6.300%, 12/01/28	111,728
285,000	Consolidated Communications, Inc.*~ 6.500%, 10/01/28	222,776
	CSC Holdings, LLC*
285,000	5.375%, 02/01/28µ	238,223
215,000	4.500%, 11/15/31µ	154,469
200,000	5.750%, 01/15/30~	103,822
200,000	4.625%, 12/01/30~	101,104

PRINCIPAL AMOUNT		VALUE
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
150,000	6.625%, 08/15/27	$4,433
115,000	5.375%, 08/15/26	3,666
264,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*~ 5.875%, 08/15/27	238,548
135,000	Embarq Corp. 7.995%, 06/01/36	76,749
195,000	Frontier California, Inc.~ 6.750%, 05/15/27	180,172
	Frontier Communications Holdings, LLC*µ
123,000	5.000%, 05/01/28	104,350
48,000	8.750%, 05/15/30	46,305
202,000	Frontier Florida, LLCµ@ 6.860%, 02/01/28	189,581
280,000	Frontier North, Inc.@ 6.730%, 02/15/28	253,134
165,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*~ 3.500%, 03/01/29	142,218
	iHeartCommunications, Inc.
70,000	8.375%, 05/01/27	47,950
70,000	5.250%, 08/15/27*µ	55,232
145,000	Intelsat Jackson Holdings, SA*@ 0.000%, 07/15/25	—
230,000	LCPR Senior Secured Financing DAC*µ 6.750%, 10/15/27	216,106
151,589	Ligado Networks, LLC* 15.500%, 11/01/23 PIK rate	52,673
	Lumen Technologies, Inc.
135,000	7.600%, 09/15/39	49,625
90,000	4.000%, 02/15/27*	59,220
95,000	Match Group Holdings II, LLC*~^ 3.625%, 10/01/31	78,391
840,000	Paramount Global~‡ 6.375%, 03/30/62 5 year CMT + 4.00%	693,924
63,000	Qwest Corp.µ 7.250%, 09/15/25	61,530
595,000	Rogers Communications, Inc.*~‡ 5.250%, 03/15/82 5 year CMT + 3.59%	549,530
	Scripps Escrow II, Inc.*
95,000	3.875%, 01/15/29~	79,046
48,000	5.375%, 01/15/31	36,579
195,000	Scripps Escrow, Inc.*µ 5.875%, 07/15/27	163,178
	Sirius XM Radio, Inc.*~
185,000	4.000%, 07/15/28	161,165
90,000	3.125%, 09/01/26	81,186
48,000	3.875%, 09/01/31	37,628
175,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	121,350
165,000	Sprint, LLCµ 7.125%, 06/15/24	166,589
165,000	Stagwell Global, LLC*µ 5.625%, 08/15/29	140,601

See accompanying Notes to Schedule of Investments

1

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
207,000	TEGNA, Inc. 4.625%, 03/15/28	$186,623
190,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	114,106
70,000	Time Warner Cable, LLC 7.300%, 07/01/38	71,457
320,000	United States Cellular Corp.~ 6.700%, 12/15/33	276,998
70,000	Univision Communications, Inc.* 8.000%, 08/15/28	70,596
395,000	Vodafone Group, PLC~‡ 7.000%, 04/04/79 U.S. 5 yr Swap + 4.87%	405,049

		6,969,363

	Consumer Discretionary (3.8%)
228,000	Abercrombie & Fitch Management Company*~^ 8.750%, 07/15/25	231,680
230,000	Adient Global Holdings Company* 8.250%, 04/15/31	236,516
156,000	American Axle & Manufacturing, Inc.µ 6.875%, 07/01/28	148,615
	Ashton Woods USA, LLC / Ashton Woods Finance Company*µ
194,000	6.625%, 01/15/28	187,189
167,000	4.625%, 08/01/29	144,792
217,000	At Home Group, Inc.* 4.875%, 07/15/28	126,194
	Bath & Body Works, Inc.
254,000	6.694%, 01/15/27	255,232
235,000	6.875%, 11/01/35~	218,252
200,000	Benteler International AG* 10.500%, 05/15/28	204,602
	Caesars Entertainment Corp.*^
118,000	4.625%, 10/15/29	103,982
93,000	8.125%, 07/01/27	95,588
	Carnival Corp.*
98,000	10.500%, 02/01/26	103,334
92,000	7.625%, 03/01/26	90,881
89,000	4.000%, 08/01/28	79,214
230,000	Carriage Services, Inc.*µ 4.250%, 05/15/29	199,626
145,000	Carvana Company* 4.875%, 09/01/29	90,063
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
750,000	4.750%, 03/01/30µ	650,303
250,000	4.500%, 08/15/30~	211,730
220,000	6.375%, 09/01/29µ	210,520
186,000	4.250%, 02/01/31µ	152,918
96,000	4.750%, 02/01/32µ	79,599
96,000	CDI Escrow Issuer, Inc.*µ 5.750%, 04/01/30	89,286
92,000	Churchill Downs, Inc.*µ 6.750%, 05/01/31	90,040
	Dana, Inc.µ
155,000	4.250%, 09/01/30	133,148
140,000	4.500%, 02/15/32^	117,618
	DISH DBS Corp.
347,000	7.750%, 07/01/26~	224,981
230,000	5.250%, 12/01/26*µ	188,869
120,000	7.375%, 07/01/28~	67,669
95,000	5.125%, 06/01/29	48,080

PRINCIPAL AMOUNT		VALUE
186,000	DISH Network Corp.*µ 11.750%, 11/15/27	$187,324
200,000	Empire Resorts, Inc.*µ 7.750%, 11/01/26	162,382
204,000	Everi Holdings, Inc.*µ 5.000%, 07/15/29	181,115
190,000	Ford Motor Company~^ 6.100%, 08/19/32	183,971
	Ford Motor Credit Company, LLC
350,000	7.350%, 11/04/27	360,073
300,000	4.000%, 11/13/30~	258,885
270,000	5.113%, 05/03/29~	252,191
235,000	7.200%, 06/10/30	241,730
200,000	7.350%, 03/06/30	207,262
	Gap, Inc.*µ
71,000	3.875%, 10/01/31	50,835
9,000	3.625%, 10/01/29	6,714
	General Motors Financial Company, Inc.~‡
465,000	5.700%, 09/30/30^ 5 year CMT + 5.00%	419,239
395,000	6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	354,753
	goeasy, Ltd.*
325,000	5.375%, 12/01/24~	317,236
177,000	4.375%, 05/01/26	162,242
79,000	Group 1 Automotive, Inc.*~ 4.000%, 08/15/28	69,927
193,000	Guitar Center, Inc.*µ 8.500%, 01/15/26	177,799
115,000	Kohl’s Corp. 5.550%, 07/17/45	74,951
185,000	LCM Investments Holdings II, LLC*µ 8.250%, 08/01/31	188,077
190,000	Liberty Interactive, LLC~ 8.250%, 02/01/30	71,250
	Life Time, Inc.*
179,000	8.000%, 04/15/26	179,328
100,000	5.750%, 01/15/26µ	98,182
70,000	Lindblad Expeditions Holdings, Inc.*µ 9.000%, 05/15/28	72,336
123,000	Lindblad Expeditions, LLC*µ 6.750%, 02/15/27	119,229
125,000	M/I Homes, Inc. 3.950%, 02/15/30	109,231
	Macy’s Retail Holdings, LLC
320,000	6.700%, 07/15/34*	266,496
90,000	4.300%, 02/15/43	56,650
225,000	Mclaren Finance, PLC*µ 7.500%, 08/01/26	201,004
242,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*~ 4.875%, 05/01/29	215,479
135,000	Mohegan Tribal Gaming Authority*µ 8.000%, 02/01/26	123,792
	Newell Brands, Inc.
45,000	6.375%, 09/15/27^	44,272
23,000	6.625%, 09/15/29	23,055
	Nordstrom, Inc.
90,000	5.000%, 01/15/44~	61,419
86,000	4.250%, 08/01/31	67,950
215,000	Penn Entertainment, Inc.*^ 4.125%, 07/01/29	177,846

See accompanying Notes to Schedule of Investments

2

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
250,000	PetSmart, Inc. / PetSmart Finance Corp.*µ 4.750%, 02/15/28	$229,700
265,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*~^ 5.625%, 09/01/29	202,820
543,000	Rite Aid Corp.* 8.000%, 11/15/26	272,081
92,000	Royal Caribbean Cruises, Ltd.*µ 7.250%, 01/15/30	93,347
270,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*µ 4.625%, 03/01/29	225,258
365,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	349,564
212,000	Sonic Automotive, Inc.*~ 4.625%, 11/15/29	181,866
282,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*µ 4.875%, 11/01/27	264,192
450,000	Station Casinos, LLC*µ 4.500%, 02/15/28	408,735
212,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	207,105
45,000	Viking Cruises, Ltd.*µ 9.125%, 07/15/31	46,266
220,000	Vista Outdoor, Inc.*µ 4.500%, 03/15/29	187,323
90,000	Windsor Holdings III, LLC*µ 8.500%, 06/15/30	90,572
175,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	180,236

		13,463,811

	Consumer Staples (0.7%)
179,000	1375209 B.C., Ltd.* 9.000%, 01/30/28	179,729
218,000	Central Garden & Pet Company*µ 4.125%, 04/30/31	182,749
213,000	Edgewell Personal Care Company* 4.125%, 04/01/29	186,520
	Energizer Holdings, Inc.*µ
263,000	4.375%, 03/31/29	228,881
48,000	6.500%, 12/31/27	46,918
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*µ
280,000	5.500%, 01/15/30	271,071
120,000	5.125%, 02/01/28	116,736
70,000	5.750%, 04/01/33	67,243
395,000	Land O’ Lakes, Inc.*~ 7.000%, 09/18/28	326,882
191,000	Performance Food Group, Inc.*µ 4.250%, 08/01/29	169,677
140,000	Pilgrim’s Pride Corp. 4.250%, 04/15/31	120,999
182,000	Prestige Brands, Inc.*µ 3.750%, 04/01/31	153,442
110,000	United Natural Foods, Inc.* 6.750%, 10/15/28	91,807

PRINCIPAL AMOUNT		VALUE
293,000	Vector Group, Ltd.*~ 5.750%, 02/01/29	$255,581

		2,398,235

	Energy (2.7%)
190,000	Antero Resources Corp.*~ 5.375%, 03/01/30	177,255
192,000	Apache Corp.~ 5.100%, 09/01/40	163,248
	Buckeye Partners, LPµ
460,000	5.850%, 11/15/43	356,219
205,000	3.950%, 12/01/26	189,020
270,000	Callon Petroleum Company*~^ 7.500%, 06/15/30	262,524
96,000	Cheniere Energy, Inc. 4.625%, 10/15/28	90,451
139,000	Chesapeake Energy Corp.*~ 6.750%, 04/15/29	138,507
50,000	Civitas Resources, Inc.*µ 8.750%, 07/01/31	51,779
	Continental Resources, Inc.*µ
135,000	2.875%, 04/01/32	105,066
95,000	5.750%, 01/15/31	92,065
150,000	DT Midstream, Inc.*~ 4.125%, 06/15/29	133,169
	Earthstone Energy Holdings, LLC*µ
181,000	8.000%, 04/15/27	180,254
70,000	9.875%, 07/15/31	72,426
	Enbridge, Inc.µ‡
775,000	5.750%, 07/15/80 5 year CMT + 5.31%	710,070
650,000	7.375%, 01/15/83 5 year CMT + 3.71%	644,761
560,000	Energy Transfer, LP~‡ 6.500%, 11/15/26 5 year CMT + 5.69%	511,134
	EnLink Midstream Partners, LP
835,000	9.618%, 08/31/23µ‡ 3 mo. USD LIBOR + 4.11%	722,592
205,000	4.850%, 07/15/26	199,397
113,000	Enlink Midstream, LLC* 6.500%, 09/01/30	113,984
	Enterprise Products Operating, LLCµ‡
205,000	5.250%, 08/16/77 3 mo. USD LIBOR + 3.03%	182,309
185,000	8.304%, 08/16/77 3 mo. USD LIBOR + 2.99%	184,904
220,000	EQM Midstream Partners, LP*~ 7.500%, 06/01/27	223,843
46,000	Genesis Energy, LP / Genesis Energy Finance Corp.µ 8.875%, 04/15/30	45,945
255,000	Gulfport Energy Corp.*µ 8.000%, 05/17/26	258,476
265,000	Hilcorp Energy I, LP / Hilcorp Finance Company*~ 6.000%, 04/15/30	245,109
144,000	Howard Midstream Energy Partners, LLC*µ 6.750%, 01/15/27	139,684
186,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*µ 6.000%, 08/01/26	182,406

See accompanying Notes to Schedule of Investments

3

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
135,000	Nabors Industries, Inc.*µ 7.375%, 05/15/27	$132,195
135,000	Nabors Industries, Ltd.*µ 7.500%, 01/15/28	124,427
	New Fortress Energy, Inc.*µ
180,000	6.750%, 09/15/25	171,526
96,000	6.500%, 09/30/26	88,188
200,000	Parkland Corp.*~ 5.875%, 07/15/27	194,660
187,000	Patterson-UTI Energy, Inc.~ 5.150%, 11/15/29	173,521
565,000	Plains All American Pipeline, LP~‡ 9.431%, 08/31/23 3 mo. USD LIBOR + 4.11%	513,308
175,000	Rockcliff Energy II, LLC*µ 5.500%, 10/15/29	160,981
	Southwestern Energy Company~
98,000	4.750%, 02/01/32	87,393
90,000	5.375%, 02/01/29	85,139
48,000	Sunoco, LP / Sunoco Finance Corp.~ 4.500%, 04/30/30	42,737
230,000	Transocean, Inc.*µ 8.750%, 02/15/30	238,855
	Venture Global Calcasieu Pass, LLC*
115,000	6.250%, 01/15/30	112,559
45,000	4.125%, 08/15/31~	38,235
45,000	3.875%, 08/15/29~	39,053
	Venture Global LNG, Inc.*µ
230,000	8.375%, 06/01/31	233,593
140,000	8.125%, 06/01/28	142,367
	Vital Energy, Inc.
115,000	7.750%, 07/31/29*µ	98,792
92,000	9.500%, 01/15/25~^	91,934
280,000	VOC Escrow, Ltd.*µ 5.000%, 02/15/28	260,490
190,000	Weatherford International, Ltd.*µ 8.625%, 04/30/30	194,874

		9,601,424

	Financials (13.4%)
251,000	Acrisure, LLC / Acrisure Finance, Inc.*µ 7.000%, 11/15/25	243,061
286,000	Aethon United BR, LP / Aethon United Finance Corp.*µ 8.250%, 02/15/26	285,457
311,000	AG Issuer, LLC*µ 6.250%, 03/01/28	300,892
465,000	Aircastle, Ltd.*‡ 5.250%, 06/15/26 5 year CMT + 4.41%	355,776
315,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*µ 6.750%, 10/15/27	300,009
360,000	Allstate Corp.‡ 5.750%, 08/15/53 3 mo. USD LIBOR + 2.94%	357,545
	Ally Financial, Inc.‡
1,236,000	4.700%, 05/15/26~ 5 year CMT + 3.87%	943,056
935,000	4.700%, 05/15/28µ 7 year CMT + 3.48%	660,063

PRINCIPAL AMOUNT		VALUE
685,000	American International Group, Inc.µ‡ 5.750%, 04/01/48 3 mo. USD LIBOR + 2.87%	$663,683
379,000	AmWINS Group, Inc.*µ 4.875%, 06/30/29	347,801
1,160,000	Ares Finance Company III, LLC*µ‡ 4.125%, 06/30/51 5 year CMT + 3.24%	873,724
208,000	Aviation Capital Group, LLC*µ 3.500%, 11/01/27	187,614
75,000	Avolon Holdings Funding, Ltd.*µ 5.500%, 01/15/26	72,917
835,000	AXIS Specialty Finance, LLCµ‡ 4.900%, 01/15/40 5 year CMT + 3.19%	672,284
	Bank of America Corp.µ‡
1,091,000	6.125%, 04/27/27^ 5 year CMT + 3.23%	1,073,369
340,000	5.125%, 06/20/24 Update Replacements.xls: TSFR3M + 3.55	334,907
330,000	6.250%, 09/05/24 3 mo. USD LIBOR + 3.71%	327,739
330,000	6.100%, 03/17/25 Update Replacements.xls: TSFR3M + 4.16	328,832
405,000	Bank of Montrealµ‡ 4.800%, 08/25/24 5 year CMT + 2.98%	362,495
1,560,000	Bank of New York Mellon Corp.µ‡ 4.700%, 09/20/25 5 year CMT + 4.36%	1,529,798
670,000	Bank of Nova Scotiaµ‡ 3.625%, 10/27/81 5 year CMT + 2.613%	485,676
	BP Capital Markets, PLCµ‡
810,000	4.875%, 03/22/30 5 year CMT + 4.40%	754,248
355,000	4.375%, 06/22/25 5 year CMT + 4.04%	342,263
375,000	BroadStreet Partners, Inc.*µ 5.875%, 04/15/29	335,164
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*µ
170,000	4.500%, 04/01/27	147,191
116,000	5.750%, 05/15/26	108,945
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	183,108
1,098,000	Capital One Financial Corp.~^‡ 3.950%, 09/01/26 5 year CMT + 3.16%	872,350
161,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	148,721
	Charles Schwab Corp.µ‡
895,000	4.000%, 06/01/26 5 year CMT + 3.17%	802,430
675,000	5.375%, 06/01/25 5 year CMT + 4.97%	661,932
433,000	4.000%, 12/01/30 10 year CMT + 3.08%	344,122

See accompanying Notes to Schedule of Investments

4

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Citigroup, Inc.~‡
1,454,000	4.150%, 11/15/26 5 year CMT + 3.00%	$1,224,137
1,141,000	3.875%, 02/18/26 5 year CMT + 3.42%	993,902
445,000	4.000%, 12/10/25 5 year CMT + 3.60%	399,788
1,115,000	Citizens Financial Group, Inc.~‡ 4.000%, 10/06/26 5 year CMT + 3.22%	863,032
365,000	Corebridge Financial, Inc.µ 6.875%, 12/15/52	355,565
	Credit Acceptance Corp.
285,000	6.625%, 03/15/26^	279,656
161,000	5.125%, 12/31/24*	157,893
	Discover Financial Services~‡
660,000	6.125%, 06/23/25 5 year CMT + 5.78%	637,065
505,000	5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	392,587
241,000	Enact Holdings, Inc.*µ 6.500%, 08/15/25	238,701
635,000	Enstar Finance, LLCµ‡ 5.500%, 01/15/42 5 year CMT + 4.01%	493,439
1,500,000	Fifth Third Bancorp~‡ 4.500%, 09/30/25 5 year CMT + 4.22%	1,374,540
275,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*~ 3.750%, 12/15/27	219,786
	Goldman Sachs Group, Inc.~‡
1,180,000	4.400%, 02/10/25 5 year CMT + 2.85%	1,025,208
442,000	4.125%, 11/10/26 5 year CMT + 2.95%	378,935
427,000	Greystar Real Estate Partners, LLC*~ 5.750%, 12/01/25	421,505
	HUB International, Ltd.*µ
276,000	5.625%, 12/01/29	247,064
195,000	7.000%, 05/01/26	194,803
	Huntington Bancshares, Inc.~‡
940,000	4.450%, 10/15/27 7 year CMT + 4.05%	805,975
505,000	5.625%, 07/15/30 10 year CMT + 4.95%	464,837
144,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.~ 4.375%, 02/01/29	116,935
510,000	ILFC E-Capital Trust II*‡ 7.314%, 12/21/65 3 mo. USD LIBOR + 1.80%	369,750
	Iron Mountain, Inc.*
380,000	5.250%, 03/15/28	357,610
45,000	7.000%, 02/15/29	45,213
525,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*µ 5.000%, 08/15/28	448,754
	JPMorgan Chase & Companyµ‡
2,840,000	3.650%, 06/01/26 5 year CMT + 2.85%	2,543,277
330,000	6.125%, 04/30/24 Update Replacements.xls: TSFR3M + 3.59	328,713

PRINCIPAL AMOUNT		VALUE
430,000	KeyCorp‡ 5.000%, 09/15/26 3 mo. USD LIBOR + 3.61%	$348,016
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*~
379,000	5.250%, 10/01/25	363,423
95,000	4.750%, 06/15/29	80,145
265,000	LD Holdings Group, LLC* 6.125%, 04/01/28	174,243
	Level 3 Financing, Inc.*
243,000	3.400%, 03/01/27	214,715
200,000	4.250%, 07/01/28µ	141,864
90,000	4.625%, 09/15/27µ	68,524
1,085,000	Liberty Mutual Group, Inc.*~‡ 4.125%, 12/15/51 5 year CMT + 3.32%	871,580
139,000	LPL Holdings, Inc.*µ 4.000%, 03/15/29	124,718
	M&T Bank Corp.‡
355,000	6.450%, 02/15/24 3 mo. USD LIBOR + 3.61	343,761
200,000	5.125%, 11/01/26 3 mo. USD LIBOR + 3.52	169,368
200,000	5.000%, 08/01/24 5 year CMT + 3.17	176,618
670,000	Markel Corp.~‡ 6.000%, 06/01/25 5 year CMT + 5.66%	653,927
	MetLife, Inc.µ
1,205,000	6.400%, 12/15/66	1,213,495
605,000	3.850%, 09/15/25‡ 5 year CMT + 3.58%	568,742
255,000	Nationstar Mortgage Holdings, Inc.*µ 5.500%, 08/15/28	231,474
380,000	Nationwide Financial Services, Inc.µ 6.750%, 05/15/87	366,122
	Navient Corp.
197,000	5.000%, 03/15/27	178,527
100,000	4.875%, 03/15/28µ	87,470
220,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*~ 4.500%, 09/30/28	172,685
370,000	Northern Trust Corp.µ‡ 4.600%, 10/01/26 3 mo. USD LIBOR + 3.20	331,413
	OneMain Finance Corp.
130,000	9.000%, 01/15/29	132,211
130,000	3.875%, 09/15/28~	107,220
95,000	7.125%, 03/15/26^	94,164
98,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*µ 5.875%, 10/01/28	90,900
1,148,000	PartnerRe Finance B, LLCµ^‡ 4.500%, 10/01/50 5 year CMT + 3.82%	971,116
295,000	PHH Mortgage Corp.*µ 7.875%, 03/15/26	267,474
	PNC Financial Services Group, Inc.‡
885,000	3.400%, 09/15/26µ 5 year CMT + 2.60%	680,016

See accompanying Notes to Schedule of Investments

5

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
425,000	6.000%, 05/15/27µ 5 year CMT + 3.00%	$394,391
360,000	6.200%, 09/15/27 5 year CMT + 3.24%	346,432
785,000	QBE Insurance Group, Ltd.*µ‡ 5.875%, 05/12/25 5 year CMT + 5.51%	756,960
220,000	RHP Hotel Properties, LP / RHP Finance Corp.*µ 4.500%, 02/15/29	196,244
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*~
85,000	3.875%, 03/01/31	70,117
85,000	3.625%, 03/01/29	72,468
45,000	2.875%, 10/15/26	40,179
1,362,000	State Street Corp.~^‡ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	1,326,452
199,000	StoneX Group, Inc.* 8.625%, 06/15/25	201,762
	Truist Financial Corp.µ‡
835,000	4.800%, 09/01/24 5 year CMT + 3.00%	746,423
685,000	4.950%, 09/01/25 5 year CMT + 4.61%	648,188
256,000	5.100%, 03/01/30 Update Replacements.xls: H15T10Y + 4.35	228,987
600,000	U.S. Bancorpµ‡ 5.300%, 04/15/27 3 mo. USD LIBOR + 2.91%	527,130
	United Wholesale Mortgage, LLC*~
221,000	5.500%, 04/15/29	194,526
90,000	5.750%, 06/15/27	84,277
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
93,000	10.500%, 02/15/28µ	92,512
90,000	6.500%, 02/15/29~	62,755
210,000	VZ Secured Financing, BV*µ 5.000%, 01/15/32	170,911
	Wells Fargo & Company‡
1,480,000	3.900%, 03/15/26~ 5 year CMT + 3.45%	1,329,469
353,000	7.625%, 09/15/28 5 year CMT + 3.61	363,216
208,000	XHR, LP*µ 6.375%, 08/15/25	205,298

		48,068,470

	Health Care (1.1%)
	Bausch Health Companies, Inc.*
318,000	11.000%, 09/30/28µ	235,861
72,000	6.125%, 02/01/27	47,556
62,000	14.000%, 10/15/30	39,575
	CHS/Community Health Systems, Inc.*
535,000	8.000%, 03/15/26µ	526,183
377,000	6.125%, 04/01/30~	238,256
108,000	6.875%, 04/15/29~	71,954
24,000	5.250%, 05/15/30µ	19,218
	DaVita, Inc.*µ
372,000	4.625%, 06/01/30	317,926
222,000	3.750%, 02/15/31	177,667
	Embecta Corp.*µ
144,000	5.000%, 02/15/30	118,945

PRINCIPAL AMOUNT		VALUE
48,000	6.750%, 02/15/30	$42,379
	Encompass Health Corp.µ
100,000	4.750%, 02/01/30	91,147
100,000	4.500%, 02/01/28	93,031
200,000	Jazz Securities DAC*~ 4.375%, 01/15/29	178,160
	Medline Borrower, LP*
233,000	5.250%, 10/01/29^	207,081
230,000	3.875%, 04/01/29µ	201,722
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
350,000	5.125%, 04/30/31µ	297,076
200,000	4.125%, 04/30/28~	179,390
470,000	Tenet Healthcare Corp.µ 6.875%, 11/15/31	471,119
	Teva Pharmaceutical Finance Netherlands III, BV
230,000	5.125%, 05/09/29	211,510
200,000	4.750%, 05/09/27~	186,414
115,000	3.150%, 10/01/26	104,120

		4,056,290

	Industrials (3.1%)
220,000	ACCO Brands Corp.*µ 4.250%, 03/15/29	189,134
800,000	AerCap Holdings, NV~‡ 5.875%, 10/10/79 5 year CMT + 4.54%	775,600
	Air Lease Corp.~‡
885,000	4.125%, 12/15/26 5 year CMT + 3.15%	642,829
810,000	4.650%, 06/15/26 5 year CMT + 4.08%	723,330
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
315,000	4.625%, 01/15/27~	299,061
185,000	3.500%, 03/15/29~	161,126
145,000	5.875%, 02/15/28	141,967
220,000	Allegiant Travel Company*~ 7.250%, 08/15/27	217,855
50,000	American Airlines Group, Inc.*µ 3.750%, 03/01/25	47,768
108,000	Arcosa, Inc.* 4.375%, 04/15/29	97,914
740,000	ARD Finance, SA*µ 6.500%, 06/30/27 7.250% PIK rate	602,715
151,000	Beacon Roofing Supply, Inc.*µ 4.125%, 05/15/29	133,621
191,000	BWX Technologies, Inc.*~ 4.125%, 04/15/29	173,485
90,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	86,831
47,000	Delta Air Lines, Inc.~ 7.375%, 01/15/26	48,837
48,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ 4.750%, 10/20/28	46,512
245,000	Deluxe Corp.*µ 8.000%, 06/01/29	205,908
143,000	Eco Material Technologies, Inc.*µ 7.875%, 01/31/27	138,101
46,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	45,803

See accompanying Notes to Schedule of Investments

6

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
85,000	EnerSys* 4.375%, 12/15/27	$78,979
118,000	Graham Packaging Company, Inc.*µ 7.125%, 08/15/28	103,898
88,000	Graphic Packaging International, LLC* 3.500%, 03/01/29	77,027
203,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	172,893
443,000	H&E Equipment Services, Inc.*µ 3.875%, 12/15/28	389,384
281,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*µ 5.750%, 01/20/26	265,562
290,000	Herc Holdings, Inc.*µ 5.500%, 07/15/27	278,893
220,000	IEA Energy Services, LLC*µ 6.625%, 08/15/29	215,327
290,000	JELD-WEN, Inc.*^ 4.625%, 12/15/25	285,563
305,000	Ken Garff Automotive, LLC*µ 4.875%, 09/15/28	268,891
185,000	Knife River Holding Company* 7.750%, 05/01/31	189,488
96,000	MasTec, Inc.*µ 4.500%, 08/15/28	89,316
107,000	Moog, Inc.*~ 4.250%, 12/15/27	99,258
230,000	Newfold Digital Holdings Group, Inc.*µ 6.000%, 02/15/29	169,933
172,000	Novelis Corp.*~ 4.750%, 01/30/30	154,805
70,000	OI European Group, BV* 4.750%, 02/15/30	63,531
225,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*~ 4.000%, 10/15/27	202,923
285,000	Patrick Industries, Inc.*~ 4.750%, 05/01/29	248,035
95,000	QVC, Inc. 5.450%, 08/15/34	48,156
	Sealed Air Corp.*
144,000	6.125%, 02/01/28	143,862
48,000	5.000%, 04/15/29	44,867
98,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	82,928
	Sinclair Television Group, Inc.*
141,000	4.125%, 12/01/30~	91,955
100,000	5.500%, 03/01/30	52,763
195,000	Standard Industries, Inc.*µ 5.000%, 02/15/27	187,017
315,000	Stanley Black & Decker, Inc.µ‡ 4.000%, 03/15/60 5 year CMT + 2.66%	241,098
150,000	Stericycle, Inc.*~ 3.875%, 01/15/29	132,670
145,000	STL Holding Company, LLC*µ 7.500%, 02/15/26	135,153
	TransDigm, Inc.µ
405,000	7.500%, 03/15/27	404,931
243,000	6.250%, 03/15/26*	242,137
140,000	6.750%, 08/15/28*	140,864

PRINCIPAL AMOUNT		VALUE
141,000	Tronox, Inc.*µ 4.625%, 03/15/29	$117,009
77,943	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	70,254
187,000	Vertiv Group Corp.*µ 4.125%, 11/15/28	168,068
201,000	Wabash National Corp.*µ 4.500%, 10/15/28	169,678
150,000	Waste Pro USA, Inc.*µ 5.500%, 02/15/26	142,131
45,000	WESCO Distribution, Inc.*~ 7.250%, 06/15/28	46,000
	Williams Scotsman International, Inc.*µ
202,000	6.125%, 06/15/25	201,388
47,000	4.625%, 08/15/28	43,425

		11,038,457

	Information Technology (0.7%)
96,000	Booz Allen Hamilton, Inc.*µ 4.000%, 07/01/29	86,868
112,000	Coherent Corp.*~^ 5.000%, 12/15/29	100,947
299,000	CommScope Technologies, LLC*~ 6.000%, 06/15/25	271,662
175,000	CommScope, Inc.*µ 4.750%, 09/01/29	134,858
96,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	85,164
56,000	Fair Isaac Corp.* 4.000%, 06/15/28	51,472
210,000	KBR, Inc.*~ 4.750%, 09/30/28	192,433
	MPH Acquisition Holdings, LLC*
210,000	5.750%, 11/01/28~^	161,001
95,000	5.500%, 09/01/28µ	82,929
96,000	NCR Corp.*µ 5.125%, 04/15/29	86,011
143,000	ON Semiconductor Corp.*~ 3.875%, 09/01/28	129,691
	Open Text Corp.*
129,000	3.875%, 02/15/28~	115,029
90,000	6.900%, 12/01/27	92,092
72,000	3.875%, 12/01/29~	60,955
72,000	Open Text Holdings, Inc.*~ 4.125%, 12/01/31	59,849
96,000	Playtika Holding Corp.*µ 4.250%, 03/15/29	84,816
265,000	TTM Technologies, Inc.* 4.000%, 03/01/29	226,132
	Twilio, Inc.~
130,000	3.625%, 03/15/29	111,865
47,000	3.875%, 03/15/31	39,825
205,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	176,778
220,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*~^ 3.875%, 02/01/29	189,416

		2,539,793

	Materials (0.7%)
150,000	ArcelorMittal, SAµ 7.000%, 10/15/39	155,629

See accompanying Notes to Schedule of Investments

7

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
90,000	ATI, Inc.µ 5.875%, 12/01/27	$87,936
46,000	Carpenter Technology Corp.µ 7.625%, 03/15/30	47,008
145,000	Chemours Company*~ 4.625%, 11/15/29	122,896
300,000	Clearwater Paper Corp.* 4.750%, 08/15/28	265,947
139,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	135,571
	Commercial Metals Company~
96,000	4.125%, 01/15/30	86,410
48,000	4.375%, 03/15/32	41,956
250,000	Constellium, SE*µ^ 3.750%, 04/15/29	217,672
144,000	HB Fuller Company 4.250%, 10/15/28	129,345
200,000	INEOS Finance, PLC* 6.750%, 05/15/28	190,870
	Kaiser Aluminum Corp.*µ
210,000	4.625%, 03/01/28	188,845
24,000	4.500%, 06/01/31	19,697
53,000	LSF11 A5 HoldCo, LLC*µ 6.625%, 10/15/29	44,559
244,000	Mercer International, Inc.µ 5.125%, 02/01/29	200,312
200,000	OCI, NV*µ 6.700%, 03/16/33	198,060
	Owens-Brockway Glass Container, Inc.*µ
150,000	6.625%, 05/13/27	149,624
135,000	7.250%, 05/15/31	137,380
80,000	Silgan Holdings, Inc.~ 4.125%, 02/01/28	73,323
96,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	56,509

		2,549,549

	Other (0.1%)
	Gen Digital, Inc.*
90,000	7.125%, 09/30/30^	90,788
90,000	6.750%, 09/30/27µ	90,397

		181,185

	Real Estate (0.2%)
152,000	EPR Propertiesµ 3.750%, 08/15/29	125,160
	Forestar Group, Inc.*
139,000	5.000%, 03/01/28	129,491
97,000	3.850%, 05/15/26	90,399
211,000	MIWD Holdco II, LLC / MIWD Finance Corp.*~ 5.500%, 02/01/30	179,584
95,000	Service Properties Trustµ 5.250%, 02/15/26	86,824

		611,458

	Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*µ
185,000	6.750%, 01/15/30	159,122
96,000	4.625%, 01/15/29	84,233

		243,355

PRINCIPAL AMOUNT		VALUE

	Utilities (2.5%)
910,000	Algonquin Power & Utilities Corp.~‡ 4.750%, 01/18/82 5 year CMT + 3.25%	$735,262
200,000	American Electric Power Company, Inc.‡ 3.875%, 02/15/62 5 year CMT + 2.68	162,628
335,000	CenterPoint Energy, Inc.~‡ 6.125%, 09/01/23 3 mo. USD LIBOR + 3.27%	329,272
590,000	CMS Energy Corp.‡ 4.750%, 06/01/50 5 year CMT + 4.12%	520,415
	Dominion Energy, Inc.~‡
695,000	4.650%, 12/15/24 5 year CMT + 2.99%	637,197
367,000	4.350%, 01/15/27 5 year CMT + 3.20%	315,609
	Duke Energy Corp.‡
900,000	4.875%, 09/16/24~ 5 year CMT + 3.39%	875,700
368,000	3.250%, 01/15/82µ 5 year CMT + 2.32%	274,546
510,000	Emera, Inc.‡ 6.750%, 06/15/76 3 mo. USD LIBOR + 5.44	497,362
	National Rural Utilities Cooperative Finance Corp.µ
712,000	7.125%, 09/15/53	716,977
385,000	5.250%, 04/20/46‡ 3 mo. USD LIBOR + 3.63%	362,505
770,000	NextEra Energy Capital Holdings, Inc.µ‡ 3.800%, 03/15/82 5 year CMT + 2.55%	655,347
434,000	PPL Capital Funding, Inc.µ‡ 8.203%, 03/30/67 3 mo. USD LIBOR + 2.67%	393,369
	Sempra‡
560,000	4.875%, 10/15/25~ 5 year CMT + 4.55%	531,619
240,000	4.125%, 04/01/52µ 5 year CMT + 2.87%	197,076
	Southern Companyµ‡
873,000	4.000%, 01/15/51 5 year CMT + 3.73%	818,254
280,000	3.750%, 09/15/51 5 year CMT + 2.92%	242,964
	Vistra Corp.*µ‡
305,000	7.000%, 12/15/26 5 year CMT + 5.74%	274,982
185,000	8.000%, 10/15/26 5 year CMT + 6.93%	176,355
205,000	WEC Energy Group, Inc.µ‡ 7.433%, 05/15/67 3 mo. USD LIBOR + 2.11%	175,652

		8,893,091

	TOTAL CORPORATE BONDS (Cost $124,548,801)	111,841,141

See accompanying Notes to Schedule of Investments

8

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (0.1%)

	Communication Services (0.0%)
138,000	Cable One, Inc.µ 03/15/26	$113,637

	Consumer Discretionary (0.1%)
	DISH Network Corp.
338,000	2.375%, 03/15/24µ	311,606
90,000	0.000%, 12/15/25	54,963

		366,569

	Other (0.0%)
95,000	Multiplan Corp.* 6.000%, 10/15/27	64,816

	TOTAL CONVERTIBLE BONDS (Cost $571,872)	545,022

BANK LOANS (2.8%) ¡

	Airlines (0.1%)
156,750	American Airlines, Inc.‡ 10.338%, 04/20/28 3 mo. SOFR + 4.75%	162,562
148,000	Mileage Plus Holdings, LLC‡ 10.764%, 06/21/27 3 mo. LIBOR + 5.25%	154,568

		317,130

	Communication Services (0.3%)

480,000	Clear Channel Outdoor Holdings, Inc.‡ 8.851%, 08/21/26 3 mo. SOFR + 3.50%	466,234
1,250	Clear Channel Outdoor Holdings, Inc.‡ 8.933%, 08/21/26 1 mo. SOFR + 3.50%	1,180
149,109	CMG Media Corp.‡ 8.842%, 12/17/26 3 mo. SOFR + 3.50%	135,796
248,290	DIRECTV Financing, LLC‡ 10.433%, 08/02/27 1 mo. SOFR + 5.00%	247,127
284,000	Entercom Media Corp.‡ 8.131%, 11/18/24 3 mo. SOFR + 2.50%	156,403
73,805	Nexstar Broadcasting, Inc.‡ 7.933%, 09/18/26 1 mo. SOFR + 2.50%	73,891
90,000	Telesat Canada‡ 8.183%, 12/07/26 1 mo. SOFR + 2.75%	55,358
94,050	Univision Communications, Inc.‡ 9.492%, 06/24/29 3 mo. SOFR + 4.25%	94,138

		1,230,127

	Consumer Discretionary (0.5%)
103,306	American Axle & Manufacturing, Inc.‡ 8.777%, 12/13/29 1 mo. SOFR + 3.50%	103,423

PRINCIPAL AMOUNT		VALUE
179,550	Caesars Entertainment, Inc.‡ 8.555%, 02/06/30 1 mo. SOFR + 3.25%	$179,887
189,525	Hanesbrands, Inc.‡ 9.055%, 03/08/30 1 mo. SOFR + 3.75%	189,703
109,382	Life Time Fitness, Inc.‡ 10.050%, 01/15/26 3 mo. SOFR + 4.50%	109,975
91,278	PENN Entertainment, Inc. 8.169%, 05/03/29 1 mo. SOFR + 2.75%	91,278
322,050	Petco Health and Wellness Company, Inc.‡ 8.754%, 03/03/28 3 mo. SOFR + 3.25%	321,416
313,440	PetSmart, Inc.‡ 9.169%, 02/11/28 1 mo. SOFR + 3.75%	313,719
161,500	SkyMiles IP, Ltd.‡ 9.076%, 10/20/27 3 mo. SOFR + 3.75%	168,134
125,200	TKC Holdings, Inc.‡ 10.933%, 05/15/28 1 mo. LIBOR + 5.50%	117,988
45,000	Windsor Holdings III, LLC! 0.000%, 06/21/30	44,925
316,575	WW International, Inc.‡ 8.933%, 04/13/28 1 mo. SOFR + 3.50%	239,146

		1,879,594

	Consumer Staples (0.0%)
100,000	United Natural Foods, Inc.! 0.000%, 10/22/25	100,277

	Energy (0.1%)
194,513	Par Petroleum, LLC‡ 9.614%, 02/28/30 3 mo. SOFR + 4.25%	193,702

	Financials (0.4%)
184,536	Alliant Holdings Intermediate, LLC‡ 8.722%, 11/05/27 1 mo. SOFR + 3.50%	184,402
135,000	Amynta Agency Borrower, Inc.‡ 10.419%, 02/28/28 1 mo. SOFR + 5.00%	133,324
173,681	AssuredPartners, Inc.‡ 8.819%, 02/12/27 1 mo. SOFR + 3.50%	173,029
140,000	Avolon TLB Borrower 1 (US), LLC‡ 7.755%, 06/22/28 1 mo. SOFR + 2.50%	140,204
99,500	Castlelake Aviation, Ltd.‡ 8.004%, 10/22/27 3 mo. SOFR + 2.75%	99,571
184,075	Hub International, Ltd.‡ 9.060%, 11/10/29 3 mo. SOFR + 4.00%	184,669
198,726	Jazz Financing Lux Sarl‡ 8.933%, 05/05/28 1 mo. LIBOR + 3.50%	198,740

See accompanying Notes to Schedule of Investments

9

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
257,400	VFH Parent, LLC‡ 8.405%, 01/13/29 1 mo. SOFR + 3.00%	$256,563

		1,370,502

	Health Care (0.4%)
323,680	Amneal Pharmaceuticals, LLC‡ 8.933%, 05/04/25 1 mo. SOFR + 3.50%	308,710
42,750	Bausch Health Companies, Inc.‡ 10.605%, 02/01/27 1 mo. SOFR + 5.25%	35,016
113,114	ICON Luxembourg S.A.R.L.‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	113,351
249,936	Mallinckrodt International Finance, SA‡ 10.619%, 09/30/27 1 mo. SOFR + 5.25%	189,913
207,059	Padagis, LLC‡ 10.280%, 07/06/28 3 mo. SOFR + 4.75%	200,502
28,182	PRA Health Sciences, Inc. 7.754%, 07/03/28 3 mo. SOFR + 2.25%	28,242
815,946	Team Health Holdings, Inc.‡ 10.569%, 03/02/27 1 mo. SOFR + 5.25%	564,165

		1,439,899

	Industrials (0.3%)
98,000	ACProducts, Inc.‡ 9.754%, 05/17/28 3 mo. SOFR + 4.25%	84,598
118,800	Air Canada‡ 8.839%, 08/11/28 3 mo. LIBOR + 3.50%	119,012
233,238	ChampionX Corp.‡ 8.495%, 06/07/29 1 mo. SOFR + 3.25%	234,258
121,864	Emrld Borrower, LP‡ 8.264%, 05/31/30 3 mo. SOFR + 3.00%	122,094
198,000	Scientific Games International, Inc.‡ 8.302%, 04/14/29 1 mo. SOFR + 3.00%	197,984
194,503	United Airlines, Inc.‡ 9.292%, 04/21/28 3 mo. LIBOR + 3.75%	195,110

		953,056

	Information Technology (0.2%)
177,307	Banff Merger Sub, Inc.‡ 9.183%, 10/02/25 1 mo. SOFR + 3.75%	177,086
209,772	Camelot Finance SA‡ 8.433%, 10/30/26 1 mo. SOFR + 3.00%	209,838
56,895	Camelot U.S. Acquisition LLC‡ 8.433%, 10/30/26 1 mo. SOFR + 3.00%	56,922
44,775	CDK Global, Inc.‡ 9.492%, 07/06/29 3 mo. SOFR + 4.25%	44,847

PRINCIPAL AMOUNT		VALUE
178,747	II-VI, Inc.‡ 8.183%, 07/02/29 1 mo. SOFR + 2.75%	$178,926

		667,619

	Information Technology (0.0%)
174,200	Dun & Bradstreet Corp.‡ 8.291%, 02/06/26 1 mo. SOFR + 3.00%	174,227

	Materials (0.3%)
44,444	American Axle & Manufacturing, Inc.‡ 8.436%, 12/13/29 6 mo. SOFR + 3.50%	44,389
185,000	Ineos US Finance, LLC‡ 8.805%, 02/18/30 1 mo. SOFR + 3.50%	183,324
225,124	Innophos, Inc.‡ 8.683%, 02/05/27 1 mo. SOFR + 3.25%	225,476
95,000	LSF11 A5 Holdco, LLC‡ 9.669%, 10/15/28 1 mo. SOFR + 4.25%	94,822
93,813	LSF11 A5 HoldCo, LLC‡ 8.933%, 10/15/28 1 mo. SOFR + 3.50%	93,070
89,771	Trinseo Materials Operating SCA! 0.000%, 05/03/28	71,586
189,267	WR Grace & Company‡ 9.313%, 09/22/28 3 mo. LIBOR + 3.75%	189,244

		901,911

	Special Purpose Acquisition Companies (0.2%)
162,500	AP Core Holdings II, LLC‡ 10.933%, 09/01/27 1 mo. SOFR + 5.50%	157,592
99,000	Clydesdale Acquisition Holdings, Inc.‡ 9.594%, 04/13/29 1 mo. SOFR + 4.18%	98,231
44,438	Fertitta Entertainment, LLC‡ 9.319%, 01/27/29 1 mo. SOFR + 4.00%	44,036
198,500	Oscar AcquisitionCo, LLC‡ 9.842%, 04/29/29 3 mo. SOFR + 4.50%	196,227
178,650	Patagonia Holdco, LLC‡ 10.789%, 08/01/29 3 mo. SOFR + 5.75%	154,384

		650,470

	TOTAL BANK LOANS (Cost $10,371,291)	9,878,514

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCK (0.0%)

	Financials (0.0%)
3,850	Bank OZKµ 4.625%, 11/15/26 (Cost $96,434)	61,100

See accompanying Notes to Schedule of Investments

10

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

PREFERRED STOCKS (2.7%)

	Communication Services (0.5%)
21,155	AT&T, Inc.µ 4.750%, 02/18/25	$390,944
9,450	AT&T, Inc.µ 5.350%, 11/01/66	209,696
36,510	Qwest Corp.µ 6.500%, 09/01/56	528,665
12,250	Telephone and Data Systems, Inc.µ 6.000%, 09/30/26	170,520
20,175	United States Cellular Corp.µ 5.500%, 03/01/70	291,125
14,325	United States Cellular Corp.µ 5.500%, 06/01/70	206,280

		1,797,230

	Consumer Discretionary (0.3%)
7,685	Ford Motor Companyµ 6.200%, 06/01/59	192,048
7,236	Ford Motor Companyµ 6.500%, 08/15/62	174,315
3,615	Guitar Center, Inc.&	460,913
1,670	Qurate Retail, Inc.µ 8.000%, 03/15/31	59,786

		887,062

	Energy (0.5%)
31,635	Energy Transfer, LP~‡ 7.625%, 08/30/23 3 mo. USD LIBOR + 4.74%	794,671
24,000	NuStar Energy, LP~‡ 11.151%, 08/30/23 3 mo. USD LIBOR + 5.64%	582,720
17,500	NuStar Logistics, LP~‡ 12.304%, 01/15/43 3 mo. USD LIBOR + 6.73%	459,725

		1,837,116

	Financials (0.9%)
8,975	Affiliated Managers Group, Inc.µ 4.750%, 09/30/60	166,038
14,000	Allstate Corp.µ 7.375%, 07/15/28	375,760
15,560	Annaly Capital Management, Inc.µ‡ 10.531%, 08/30/23 3 mo. USD LIBOR + 4.99%	395,846
3,675	Capital One Financial Corp.µ^ 4.800%, 06/01/25	68,612
27,375	CNO Financial Group, Inc.µ 5.125%, 11/25/60	444,844
4,608	Cullen/Frost Bankers, Inc.µ^ 4.450%, 12/15/25	86,446
3,184	First Citizens BancShares, Inc.µ^ 5.625%, 01/04/27	65,972
8,383	KeyCorpµ‡ 6.200%, 12/15/27 5 year CMT + 3.13%	180,151
5,400	Morgan Stanleyµ 6.500%, 10/15/27	140,670
20,881	Prospect Capital Corp.~ 5.350%, 07/01/26	345,581

NUMBER OF SHARES		VALUE
28,900	Reinsurance Group of America, Inc.µ‡ 7.125%, 10/15/52 5 year CMT + 3.46%	$743,886
16,896	Selective Insurance Group, Inc.µ 4.600%, 12/15/25	295,342

		3,309,148

	Industrials (0.1%)
12,175	WESCO International, Inc.µ‡ 10.625%, 06/22/25 5 year CMT + 10.33	330,186

	Real Estate (0.2%)
23,352	Brookfield Property Partners, LP~ 5.750%, 03/31/25	315,836
12,800	Brookfield Property Partners, LP~ 6.375%, 09/30/24	187,136
6,245	Global Net Lease, Inc.µ 6.875%, 11/26/24	127,772
8,025	Spirit Realty Capital, Inc.µ 6.000%, 08/30/23	182,970

		813,714

	Utilities (0.2%)
14,975	Brookfield Renewable Partners, LP~ 5.250%, 03/31/25	309,384
13,450	DTE Energy Companyµ 5.250%, 12/01/77	321,993

		631,377

	TOTAL PREFERRED STOCKS (Cost $10,834,695)	9,605,833

COMMON STOCKS (88.6%)

	Communication Services (5.1%)
138,000	Alphabet, Inc. - Class A~#	18,315,360
3,935	Altice USA, Inc. - Class Aµ#	13,340
1,322	Cumulus Media, Inc. - Class Aµ#	8,381

		18,337,081

	Consumer Discretionary (13.9%)
134,000	Amazon.com, Inc.µ#	17,913,120
189,000	Caesars Entertainment, Inc.µ#	11,154,780
71,000	Hyatt Hotels Corp. - Class Aµ	8,970,850
58,000	Marriott International, Inc. - Class Aµ	11,704,980

		49,743,730

	Consumer Staples (3.1%)
145,500	Sysco Corp.µ	11,103,105

	Energy (0.1%)
560	Chesapeake Energy Corp.µ	47,230
12,950	Energy Transfer, LP	172,106

		219,336

	Financials (11.7%)
580,000	Huntington Bancshares, Inc.µ	7,099,200
127,000	Morgan Stanleyµ	11,628,120
72,700	PNC Financial Services Group, Inc.µ	9,951,903

See accompanying Notes to Schedule of Investments

11

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
55,500	Visa, Inc. - Class Aµ	$13,194,015

		41,873,238

	Health Care (7.8%)
30,000	Danaher Corp.µ	7,651,800
78,000	Medtronic, PLCµ	6,845,280
71,000	Merck & Company, Inc.µ	7,572,150
10,400	Thermo Fisher Scientific, Inc.µ	5,706,064

		27,775,294

	Industrials (30.5%)
31,500	AerCap Holdings, NV~#	2,010,015
228,500	Air Lease Corp. - Class Aµ	9,674,690
375,000	CSX Corp.µ	12,495,000
257,000	Delta Air Lines, Inc.µ	11,888,820
58,500	Honeywell International, Inc.µ	11,356,605
73,800	L3Harris Technologies, Inc.µ	13,984,362
17,500	Parker-Hannifin Corp.µ	7,175,175
23,300	Paycom Software, Inc.µ	8,592,108
141,500	RTX Corp.µ	12,442,095
33,500	Union Pacific Corp.µ	7,772,670
211,500	United Airlines Holdings, Inc.µ#	11,486,565

		108,878,105

	Information Technology (14.6%)
17,800	Analog Devices, Inc.µ	3,551,634
371,500	Intel Corp.µ	13,288,555
104,000	Micron Technology, Inc.µ	7,424,560
53,500	Microsoft Corp.µ	17,971,720
100,500	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	9,964,575

		52,201,044

	Materials (1.8%)
24,500	Celanese Corp. - Class Aµ	3,072,055
8,900	Linde, PLC~	3,476,963

		6,549,018

	Real Estate (0.0%)
5,466	American Finance Trust, Inc.µ 7.500%, 03/26/24	112,654

	Special Purpose Acquisition Company (0.0%)
1,380	Intelsat Emergence, SA~&	31,740

	TOTAL COMMON STOCKS (Cost $315,706,016)	316,824,345

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.7%) #

	Consumer Discretionary (0.1%)
13 3,862,040	Booking Holdings, Inc. Call, 08/04/23, Strike $3,010.00	77,090
1,890 11,154,780	Caesars Entertainment, Inc. Call, 08/04/23, Strike $61.00	200,340
175 4,680,025	Tesla, Inc. Put, 08/18/23, Strike $255.00	82,250

		359,680

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Financials (0.0%)
290 6,894,170	Visa, Inc. Put, 09/01/23, Strike $230.00	$47,995

	Health Care (0.0%)
340 3,626,100	Merck & Company, Inc. Call, 08/18/23, Strike $110.00	40,120

	Information Technology (0.2%)
	Intel Corp.
2,490 8,906,730	Put, 08/04/23, Strike $33.00	6,225
1,000 3,577,000	Call, 08/18/23, Strike $34.00	216,500
600 7,033,800	Oracle Corp. Call, 08/25/23, Strike $118.00	168,600
230 5,175,230	salesforce, Inc. Put, 08/18/23, Strike $220.00	63,940

		455,265

	Materials (0.1%)
225 6,869,925	Air Products & Chemicals, Inc. Call, 08/18/23, Strike $300.00	241,875
89 3,476,963	Linde, PLC Put, 09/15/23, Strike $380.00	48,950

		290,825

	Other (0.3%)
6,500 71,773,000	Industrial Select Sector SPDR Put, 08/18/23, Strike $107.00	211,250
	iShares 20+ Year Treasury Bond ETF
3,220 32,216,100	Call, 08/18/23, Strike $104.00	37,030
1,720 17,208,600	Put, 09/15/23, Strike $98.00	182,320
	SPDR S&P 500 ETF Trust
1,500 68,668,500	Put, 09/15/23, Strike $450.00	643,500
760 34,792,040	Put, 08/11/23, Strike $450.00	77,900

		1,152,000

	TOTAL PURCHASED OPTIONS (Cost $4,017,856)	2,345,885

TOTAL INVESTMENTS (126.2%) (Cost $466,279,756)		451,232,459

LIABILITIES, LESS OTHER ASSETS (-26.2%)		(93,710,213)

NET ASSETS (100.0%)		$357,522,246

NUMBER OF SHARES		VALUE

COMMON STOCKS SOLD SHORT (-11.3%) #

	Consumer Discretionary (-1.1%)
(1,300)	Booking Holdings, Inc.	(3,862,040)

See accompanying Notes to Schedule of Investments

12

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Consumer Staples (-2.6%)
(10,000)	Costco Wholesale Corp.	$(5,606,700)
(22,000)	Walmart, Inc.	(3,516,920)

		(9,123,620)

	Financials (-2.0%)
(158,000)	Wells Fargo & Company	(7,293,280)

	Information Technology (-5.6%)
(44,000)	Apple, Inc.	(8,643,800)
(16,000)	Lam Research Corp.	(11,495,840)

		(20,139,640)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $31,880,608)	(40,418,580)

EXCHANGE-TRADED FUNDS SOLD SHORT (-29.2%) #

	Other (-29.2%)
(185,000)	SPDR S&P 500 ETF Trust	(84,691,150)
(123,000)	VanEck Semiconductor ETF	(19,756,260)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $90,731,260)	(104,447,410)

TOTAL SECURITIES SOLD SHORT (Proceeds $122,611,868)		(144,865,990)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-1.3%) #

	Consumer Discretionary (-0.2%)
	Amazon.com, Inc.
1,060 14,170,080	Put, 09/15/23, Strike $110.00	(75,260)
530 7,085,040	Call, 09/15/23, Strike $157.50	(57,505)
	Booking Holdings, Inc.
13 3,862,040	Call, 08/04/23, Strike $3,170.00	(22,490)
13 3,862,040	Call, 08/18/23, Strike $3,200.00	(32,240)
13 3,862,040	Put, 08/18/23, Strike $2,830.00	(52,910)
	Caesars Entertainment, Inc.
1,890 11,154,780	Call, 08/04/23, Strike $64.00	(72,765)
1,890 11,154,780	Call, 08/18/23, Strike $65.00	(146,475)
262 7,006,666	Tesla, Inc. Call, 08/18/23, Strike $290.00	(81,875)

		(541,520)

	Financials (-0.1%)
727 9,258,345	PNC Financial Services Group, Inc. Call, 08/18/23, Strike $135.00	(308,975)
	Visa, Inc.

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
435 10,341,255	Put, 09/15/23, Strike $215.00	$(29,145)
75 1,782,975	Call, 09/15/23, Strike $240.00	(34,688)
1,580 7,293,280	Wells Fargo & Company Put, 08/04/23, Strike $46.00	(82,950)

		(455,758)

	Health Care (0.0%)
340 3,626,100	Merck & Company, Inc. Put, 09/15/23, Strike $100.00	(38,760)

	Information Technology (-0.1%)
2,805 10,033,485	Intel Corp. Call, 09/15/23, Strike $40.00	(112,200)
375 3,522,750	Microchip Technology, Inc. Call, 08/18/23, Strike $90.00	(215,625)
145 3,947,335	Microsoft Corp. Call, 08/04/23, Strike $375.00	(362)
	salesforce, Inc.
245 5,512,745	Call, 08/18/23, Strike $230.00	(79,013)
165 3,712,665	Call, 08/18/23, Strike $240.00	(16,500)
400 7,108,400	Snowflake, Inc. Put, 08/18/23, Strike $145.00	(15,600)

		(439,300)

	Materials (0.0%)
	Linde, PLC
178 6,953,926	Put, 09/15/23, Strike $355.00	(28,480)
89 3,476,963	Call, 09/15/23, Strike $400.00	(55,625)

		(84,105)

	Other (-0.9%)
	Industrial Select Sector SPDR
6,500 71,773,000	Put, 08/18/23, Strike $103.00	(81,250)
3,250 35,886,500	Call, 09/15/23, Strike $110.00	(895,375)
	iShares 20+ Year Treasury Bond ETF
3,440 34,417,200	Put, 10/20/23, Strike $90.00	(106,640)
3,220 32,216,100	Call, 09/01/23, Strike $104.00	(106,260)
1,720 17,208,600	Call, 10/20/23, Strike $109.00	(65,360)
	SPDR S&P 500 ETF Trust
3,000 137,337,000	Put, 09/29/23, Strike $420.00	(529,500)
760 34,792,040	Call, 08/25/23, Strike $470.00	(110,960)
760 34,792,040	Put, 08/25/23, Strike $430.00	(46,740)
3,450 16,798,050	SPDR S&P Regional Banking ETF Call, 08/18/23, Strike $47.00	(807,300)
	Vanguard S&P 500 ETF
850 35,757,800	Call, 08/18/23, Strike $425.00	(212,500)

See accompanying Notes to Schedule of Investments

13

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
850 35,757,800	Put, 08/18/23, Strike $375.00	$(31,875)

		(2,993,760)

	TOTAL WRITTEN OPTIONS (Premium $3,852,099)	(4,553,203)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $159,541,343.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $221,025,156.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2023.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

&	Illiquid security.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

14

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Long/Short Equity & Dynamic Income Trust (the “Fund”, or “Trust”) was organized as a Delaware statutory trust on September 21, 2017 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on November 29, 2019.

The Fund’s investment strategy is to seek current income and risk-managed capital appreciation. Under normal circumstances, at least 80% of its managed assets in a globally diversified portfolio comprised of equity securities which are defined to include common stock, preferred stock, convertible securities, and exchange-traded funds (“ETFs”) (the “Equity Sleeve”), as well as long and short equity positions managed pursuant to a long/short equity strategy (the “Long/Short Component”). The Long/Short Component will comprise at least 50% of the Fund’s managed assets with a focus on absolute returns in a risk-managed format. The Fund may invest up to 20% of its managed assets opportunistically in globally diversified income-producing securities, including high-yield and investment grade corporate securities, leveraged loans, distressed debt securities, securitized products, US Treasuries and sovereign debt issued by foreign governments (the “Fixed Income Sleeve”). “Managed assets” means the Fund’s total assets (including any assets attributable to any financial leverage that may be outstanding) minus the sum of liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are determined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board of Trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board of Trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2023 was as follows*:

Cost basis of investments	$339,815,789

Gross unrealized appreciation	14,381,504
Gross unrealized depreciation	(52,384,027)

Net unrealized appreciation (depreciation)	$(38,002,523)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.